Document Entity Information	1 Months Ended
Nov. 24, 2020
Cover [Abstract]
Entity Registrant Name	Goal Acquisitions Corp.
Entity Central Index Key	0001836100
Document Type	S-1
Amendment Flag	false
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false